ACR Opportunity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 86.0%
	COMMUNICATIONS — 11.5%
30,000	IAC, Inc.*	$1,386,600
184,500	Liberty Global Ltd. - Class A*[1]	2,132,820
17,839	Liberty Latin America Ltd. - Class C*[1]	119,699
30,000	Sunrise Communications A.G. - Class A*[1]	1,381,200
430,000	Vodafone Group PLC[1,2]	3,788,300
		8,808,619
	CONSUMER DISCRETIONARY — 17.7%
77,800	General Motors Co.[2]	3,822,314
1,100,000	JD Sports Fashion PLC	1,086,717
6,500	Lennar Corp.	752,050
58,500	Magna International, Inc.[1]	2,131,155
40,000	MGM Resorts International*	1,390,400
184,000	Opmobility	1,979,126
344,110	Victoria PLC*	466,604
260,000	Vistry Group PLC*	2,018,385
		13,646,751
	CONSUMER STAPLES — 9.4%
400,000	B&M European Value Retail S.A.	1,404,327
2,200,000	Budweiser Brewing Co. APAC Ltd.[3]	2,359,149
20,000	Dollar General Corp.	1,483,600
152,136	Naked Wines PLC*	130,512
35,000	Premium Brands Holdings Corp.	1,880,149
		7,257,737
	ENERGY — 1.6%
8,000	Chevron Corp.	1,268,960
	FINANCIALS — 19.3%
330,000	Barclays PLC[1,2]	5,227,200
47,000	Citigroup, Inc.[2]	3,757,650
53,000	Core Scientific, Inc.*	591,480
2,000	Fairfax Financial Holdings Ltd.[1,2]	2,876,562
70,000	Power Corp. of Canada	2,375,588
		14,828,480
	HEALTH CARE — 1.7%
103,000	Medmix A.G.[3]	1,290,420
	INDUSTRIALS — 16.8%
29,400	Ashtead Group PLC	1,791,555
36,000	DCC PLC	2,441,189
1,000,000	Eurocell PLC	1,811,321
11,500	FedEx Corp.	3,023,350

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
170,000	ISS A/S	$3,822,444
		12,889,859
	MATERIALS — 1.2%
33,000	Winpak Ltd.	926,956
	REAL ESTATE — 1.0%
133,898	Five Point Holdings LLC - Class A*	751,168
	TECHNOLOGY — 4.5%
13,000	Arrow Electronics, Inc.*	1,404,910
20,000	Dell Technologies, Inc. - Class C	2,055,200
		3,460,110
	UTILITIES — 1.3%
4,826	Talen Energy Corp.*	1,003,567
	TOTAL COMMON STOCKS
	(Cost $59,492,302)	66,132,627
	PREFERRED STOCKS — 0.8%
	ENERGY — 0.8%
3,201	EPI Preferred Holdings, Inc.*[4,5,6]	598,555
	TOTAL PREFERRED STOCKS
	(Cost $185,363)	598,555

Principal Amount
	SHORT-TERM INVESTMENTS — 12.7%
$9,738,691	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.8%[7]	9,738,691
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,738,691)	9,738,691
	TOTAL INVESTMENTS — 99.5%
	(Cost $69,416,356)	76,469,873
	Other Assets in Excess of Liabilities — 0.5%	365,703
	TOTAL NET ASSETS — 100.0%	$76,835,576

LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $9,554,778, which represents 12.4% of total net assets of the Fund.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,649,569 which represents 4.8% of total net assets of the Fund.

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2025 (Unaudited)

[4]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.